Securities Act of 1933 File No.: 333-56881
                               Investment Company Act of 1940 File No.: 811-8817


                         ING PRINCIPAL PROTECTION FUNDS
                         SUPPLEMENT DATED APRIL 22, 2003
                              TO THE CLASS A, B, C,
                        ING PRINCIPAL PROTECTION FUND VII
                              DATED APRIL 15, 2003

     Under the section entitled "Adviser and Sub Adviser-Management of the Fund" on page 17 of the Prospectus and the fourth paragraph in the second column is deleted and replaced with the following:

     For its services, Aeltus is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

     Offering Phase and Quiet Period                               0.1125%
     Guarantee Period                                              0.36%
     Index Plus LargeCap Period                                    0.27%


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                      Securities Act of 1933 File No.: 333-56881
                               Investment Company Act of 1940 File No.: 811-8817


                         ING PRINCIPAL PROTECTION FUNDS
                         SUPPLEMENT DATED APRIL 22, 2003
                                 TO THE CLASS Q
                        ING PRINCIPAL PROTECTION FUND VII
                              DATED APRIL 15, 2003

     Under the section entitled "Adviser and Sub Adviser-Management of the Fund" on page 15 of the Prospectus and the fourth paragraph in the second column is deleted and replaced with the following:

     For its services, Aeltus is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

     Offering Phase and Quiet Period                               0.1125%
     Guarantee Period                                              0.36%
     Index Plus LargeCap Period                                    0.27%


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE